Bank Borrowings and Bank Overdraft - Schedule of Borrowings (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Borrowings [Abstract]
Fair value of non-current borrowing	RM 1,531,119	$ 363,721	RM 2,123,289
Undrawn borrowing facility	RM 1,723,934	$ 409,524	RM 2,145,413
Weighted average interest rate	8.13%	8.13%	5.35%